5a. Marketable Securities Classified as Trading Securities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
A. Marketable Securities Classified As Trading Securities Details
Cost	$ 42,504	$ 42,504
Fair Market Value	33,366	38,863
Holding Gain (Loss)	$ (5,497)	$ 2,353